Disclosures about major customers and credit risk (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about major customers and credit risk [line items]
Percentage of entity's revenue (in percent)			8.00%
Net sales	€ 43,626	€ 41,081	€ 37,817	[1]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	43,626	41,081	37,817	[1]
Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	43,626	41,081	37,817	[2],[3]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	43,626	41,081	37,817	[2],[3]
Meningitis, Travel And Endemics Vaccines | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	1,287	1,316	1,266	[2]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	1,287	1,316	1,266	[2]
Launches | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	5,721	4,430	2,391	[2]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	5,721	4,430	2,391	[2]
Pharmaceuticals Segment [member] | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales		41,081
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales		41,081
Aubagio [Member] | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	238	379	955	[2]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	238	379	955	[2]
Cablivi | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	271	249	227
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	271	249	227
Xenpozyme | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	228	151	91	[2]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	228	151	91	[2]
Nexviazyme | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	790	667	425	[2]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	790	667	425	[2]
Polio Pertussis Hib Vaccines [Member] | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	2,554	2,741	2,766	[2]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	2,554	2,741	2,766	[2]
Influenza Vaccines [Member] | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	2,314	2,555	2,895	[2]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	2,314	2,555	2,895	[2]
Tzield | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	63	54	25
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	63	54	25
Industrial Sales [Member] | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	483	523	551	[2]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	483	523	551	[2]
Dupixent [Member] | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	15,714	13,072	10,715	[2]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	15,714	13,072	10,715	[2]
ALTUVIIIO | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	1,160	682	159
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	1,160	682	159
Sarclisa | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	588	471	381	[2]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	588	471	381	[2]
Rezurock | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	490	470	310	[2]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	490	470	310	[2]
RSV Vaccines (Beyfortus) | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	1,781	1,686	547	[2]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	€ 1,781	€ 1,686	€ 547	[2]
Largest customers
Disclosure of information about major customers and credit risk [line items]
Percentage of entity's revenue (in percent)	36.00%
Customer one
Disclosure of information about major customers and credit risk [line items]
Percentage of entity's revenue (in percent)	18.00%	15.00%	13.00%
Customer two
Disclosure of information about major customers and credit risk [line items]
Percentage of entity's revenue (in percent)	12.00%	11.00%	10.00%
Customer three
Disclosure of information about major customers and credit risk [line items]
Percentage of entity's revenue (in percent)	6.00%	8.00%
Europe
Disclosure of information about major customers and credit risk [line items]
Net sales	€ 9,169	€ 9,027	€ 8,816	[4]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	9,169	9,027	8,816	[4]
Europe | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	9,169	9,027	8,816
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	9,169	9,027	8,816
Europe | Meningitis, Travel And Endemics Vaccines | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	212	204	157
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	212	204	157
Europe | Launches | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	1,306	943	711
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	1,306	943	711
Europe | Aubagio [Member] | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	67	152	437
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	67	152	437
Europe | Cablivi | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	107	93	98
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	107	93	98
Europe | Xenpozyme | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	89	46	31
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	89	46	31
Europe | Nexviazyme | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	279	201	100
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	279	201	100
Europe | Polio Pertussis Hib Vaccines [Member] | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	450	497	477
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	450	497	477
Europe | Influenza Vaccines [Member] | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	556	640	919
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	556	640	919
Europe | Tzield | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	2	1	0
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	2	1	0
Europe | Industrial Sales [Member] | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	472	520	528
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	472	520	528
Europe | Dupixent [Member] | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	1,957	1,618	1,224
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	1,957	1,618	1,224
Europe | ALTUVIIIO | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	0	0	0
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	0	0	0
Europe | Sarclisa | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	174	134	111
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	174	134	111
Europe | Rezurock | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	18	28	5
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	18	28	5
Europe | RSV Vaccines (Beyfortus) | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	601	440	140
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	601	440	140
US
Disclosure of information about major customers and credit risk [line items]
Net sales	22,176	19,986	17,262	[4]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	22,176	19,986	17,262	[4]
US | Meningitis, Travel And Endemics Vaccines | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	720	736	730
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	720	736	730
US | Launches | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	3,361	2,940	1,491
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	3,361	2,940	1,491
US | Pharmaceuticals Segment [member] | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	22,176	19,986	17,262
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	22,176	19,986	17,262
US | Aubagio [Member] | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	135	187	460
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	135	187	460
US | Cablivi | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	143	136	112
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	143	136	112
US | Xenpozyme | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	95	81	52
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	95	81	52
US | Nexviazyme | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	393	361	272
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	393	361	272
US | Polio Pertussis Hib Vaccines [Member] | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	632	679	721
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	632	679	721
US | Influenza Vaccines [Member] | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	1,328	1,433	1,406
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	1,328	1,433	1,406
US | Tzield | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	59	52	25
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	59	52	25
US | Industrial Sales [Member] | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	1	1	4
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	1	1	4
US | Dupixent [Member] | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	11,538	9,544	8,145
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	11,538	9,544	8,145
US | ALTUVIIIO | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	979	617	155
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	979	617	155
US | Sarclisa | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	244	200	165
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	244	200	165
US | Rezurock | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	425	425	303
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	425	425	303
US | RSV Vaccines (Beyfortus) | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	723	1,068	407
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	723	1,068	407
Other Countries In Segment Results [Member] | Meningitis, Travel And Endemics Vaccines | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	355	376	379
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	355	376	379
Other Countries In Segment Results [Member] | Launches | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	1,054	547	189
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	1,054	547	189
Other Countries In Segment Results [Member] | Pharmaceuticals Segment [member] | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	12,281	12,068	11,739
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	12,281	12,068	11,739
Other Countries In Segment Results [Member] | Aubagio [Member] | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	36	40	58
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	36	40	58
Other Countries In Segment Results [Member] | Cablivi | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	21	20	17
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	21	20	17
Other Countries In Segment Results [Member] | Xenpozyme | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	44	24	8
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	44	24	8
Other Countries In Segment Results [Member] | Nexviazyme | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	118	105	53
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	118	105	53
Other Countries In Segment Results [Member] | Polio Pertussis Hib Vaccines [Member] | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	1,472	1,565	1,568
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	1,472	1,565	1,568
Other Countries In Segment Results [Member] | Influenza Vaccines [Member] | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	430	482	570
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	430	482	570
Other Countries In Segment Results [Member] | Tzield | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	2	1	0
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	2	1	0
Other Countries In Segment Results [Member] | Industrial Sales [Member] | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	10	2	19
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	10	2	19
Other Countries In Segment Results [Member] | Dupixent [Member] | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	2,219	1,910	1,346
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	2,219	1,910	1,346
Other Countries In Segment Results [Member] | ALTUVIIIO | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	181	65	4
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	181	65	4
Other Countries In Segment Results [Member] | Sarclisa | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	170	137	105
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	170	137	105
Other Countries In Segment Results [Member] | Rezurock | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	47	17	2
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	47	17	2
Other Countries In Segment Results [Member] | RSV Vaccines (Beyfortus) | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	457	178	0
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	€ 457	€ 178	€ 0

[1]	(a)2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[2]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[3]	(a)2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[4]	(a)2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).